EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Class A, C, I, R and Z Summary Prospectus and Prospectus dated July 1, 2015, for Cohen & Steers Global Infrastructure Fund, Inc. filed with the Securities and Exchange Commission on June 29, 2015 (Accession No. 0001193125-15-238672).